UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

WBI BullBear Rising Income 2000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 92.3%
	Banks - 11.5%
5,928	Independent Bank Group, Inc.	$311,872
3,175	WSFS Financial Corporation	140,018
6,483	Zions Bancorporation +	288,623
		740,513
	Capital Goods - 20.1%
6,479	Air Lease Corporation	270,952
1,314	Allegion plc +	136,196
3,514	BWX Technologies, Inc. +	201,036
4,143	Federal Signal Corporation	135,642
2,220	Hubbell, Inc.	291,708
3,624	MSC Industrial Direct Company, Inc. - Class A	262,848
		1,298,382
	Consumer Durables & Apparel - 12.9%
2,132	Columbia Sportswear Company	206,569
7,843	M.D.C. Holdings, Inc.	338,033
7,910	PulteGroup, Inc.	289,111
		833,713
	Consumer Services - 3.9%
12,631	Wendy's Company +	252,367
	Diversified Financials - 4.5%
11,513	Santander Consumer USA Holdings, Inc.	293,697
	Food, Beverage & Tobacco - 4.8%
3,182	John B Sanfilippo & Son, Inc.	307,381
	Insurance - 4.1%
1,669	Reinsurance Group of America, Inc. +	266,840
	Materials - 7.8%
4,740	Carpenter Technology Corporation +	244,869
8,666	Silgan Holdings, Inc.	260,283
		505,152
	Retailing - 13.6%
4,590	Aaron's, Inc. +	294,953
10,209	Sonic Automotive, Inc. - Class A	320,665
3,876	Williams-Sonoma, Inc. +	263,491
		879,109
	Software & Services - 9.1%
4,368	Amdocs, Ltd.	288,768
3,869	MAXIMUS, Inc.	298,919
		587,687
	TOTAL COMMON STOCKS (Cost $5,725,671)	5,964,841

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 13.6%
881,223	U.S. Bank Money Market Deposit Account, 1.83%	881,223
	TOTAL SHORT-TERM INVESTMENTS (Cost $881,223)	881,223

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.6%
682,924	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	682,924
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $682,924)	682,924

	TOTAL INVESTMENTS - 116.5% (Cost $7,289,818)	7,528,988
	Liabilities in Excess of Other Assets - (16.5)%	(1,066,621)
	NET ASSETS - 100.0%	$6,462,367

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $670,510.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Value 2000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 78.8%
	Banks - 7.7%
15,257	Hilltop Holdings, Inc.	$364,489
7,467	Pacific Premier Bancorp, Inc. +	232,896
		597,385
	Capital Goods - 13.8%
7,106	AZZ, Inc.	309,538
4,867	EnPro Industries, Inc.	334,120
2,462	MSC Industrial Direct Company, Inc. - Class A	178,569
1,591	Snap-on, Inc. +	249,055
		1,071,282
	Commercial & Professional Services - 8.0%
12,409	Knoll, Inc.	314,568
14,357	Nielsen Holdings plc	305,086
		619,654
	Consumer Durables & Apparel - 12.9%
19,635	Hanesbrands, Inc.	300,808
2,336	Leggett & Platt, Inc. +	95,636
17,794	Newell Brands, Inc.	333,104
6,496	Toll Brothers, Inc.	266,661
		996,209
	Consumer Services - 3.9%
7,355	Cheesecake Factory, Inc. +	306,556
	Diversified Financials - 4.8%
9,670	Legg Mason, Inc. +	369,297
	Insurance - 7.7%
5,215	First American Financial Corporation	307,737
3,019	Globe Life, Inc. +	289,100
		596,837
	Materials - 4.1%
10,486	Silgan Holdings, Inc.	314,947
	Technology Hardware & Equipment - 7.6%
11,173	Benchmark Electronics, Inc. +	324,687
8,793	Xerox Holdings Corporation	262,999
		587,686
	Transportation - 8.3%
4,877	Alaska Air Group, Inc.	316,566
8,718	Matson, Inc.	327,012
		643,578
	TOTAL COMMON STOCKS (Cost $5,981,262)	6,103,431

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 23.6%
1,824,094	U.S. Bank Money Market Deposit Account, 1.83%	1,824,094
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,824,094)	1,824,094

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.9%
1,386,915	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a) *	1,386,915
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,386,915)	1,386,915

	TOTAL INVESTMENTS - 120.3% (Cost $9,192,271)	9,314,440
	Liabilities in Excess of Other Assets - (20.3)%	(1,573,902)
	NET ASSETS - 100.0%	$7,740,538

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $1,361,801.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Yield 2000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 85.0%
	Banks - 19.6%
24,895	First Horizon National Corporation	$403,299
15,982	Old National Bancorp	274,971
12,035	PacWest Bancorp +	437,352
346	Park National Corporation	32,804
11,886	Sandy Spring Bancorp, Inc.	400,677
11,096	Synovus Financial Corporation	396,793
		1,945,896
	Capital Goods - 8.7%
3,289	Hubbell, Inc.	432,175
5,950	MSC Industrial Direct Company, Inc. - Class A +	431,553
		863,728
	Commercial & Professional Services - 7.9%
15,958	Knoll, Inc.	404,535
20,792	Steelcase, Inc. - Class A	382,573
		787,108
	Consumer Durables & Apparel - 14.1%
27,967	Hanesbrands, Inc. +	428,454
10,202	Leggett & Platt, Inc. +	417,670
12,939	M.D.C. Holdings, Inc.	557,671
		1,403,795
	Consumer Services - 7.6%
9,367	Brinker International, Inc. +	399,690
7,622	Wyndham Destinations, Inc.	350,764
		750,454
	Energy - 1.3%
2,456	HollyFrontier Corporation +	131,740
	Food & Staples Retailing - 3.9%
10,086	Weis Markets, Inc.	384,680
	Food, Beverage & Tobacco - 4.1%
17,705	Flowers Foods, Inc.	409,517
	Media & Entertainment - 8.1%
10,221	Cinemark Holdings, Inc. +	394,940
9,212	John Wiley & Sons, Inc. - Class A +	404,775
		799,715
	Retailing - 5.6%
10,157	American Eagle Outfitters, Inc.	164,746
5,820	Williams-Sonoma, Inc.	395,644
		560,390
	Semiconductors & Semiconductor Equipment - 4.1%
19,580	Xperi Corporation	404,914
	TOTAL COMMON STOCKS (Cost $8,368,742)	8,441,937

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 15.4%
1,530,751	U.S. Bank Money Market Deposit Account, 1.83%	1,530,751
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,530,751)	1,530,751

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.3%
2,211,229	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	2,211,229
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,211,229)	2,211,229

	TOTAL INVESTMENTS - 122.7% (Cost $12,110,722)	12,183,917
	Liabilities in Excess of Other Assets - (22.7)%	(2,251,272)
	NET ASSETS - 100.0%	$9,932,645

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $2,177,644.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Quality 2000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 85.3%
	Banks - 4.0%
11,806	Radian Group, Inc.	$269,649
	Capital Goods - 18.3%
3,975	CSW Industrials, Inc.	274,394
1,463	Hubbell, Inc.	192,238
3,240	Lincoln Electric Holdings, Inc.	281,103
2,733	Oshkosh Corporation	207,161
7,746	Pentair plc	292,799
		1,247,695
	Commercial & Professional Services - 7.7%
6,205	Herman Miller, Inc.	285,988
9,517	Knoll, Inc.	241,256
		527,244
	Consumer Durables & Apparel - 18.0%
20,380	Hanesbrands, Inc.	312,222
6,540	Leggett & Platt, Inc. +	267,748
9,209	PulteGroup, Inc.	336,589
7,631	Toll Brothers, Inc.	313,252
		1,229,811
	Diversified Financials - 11.3%
3,559	Eaton Vance Corporation	159,906
8,731	Federated Investors, Inc. - Class B +	282,972
4,030	LPL Financial Holdings, Inc.	330,057
		772,935
	Insurance - 4.5%
2,437	Primerica, Inc.	310,059
	Materials - 4.5%
648	NewMarket Corporation	305,914
	Semiconductors & Semiconductor Equipment - 4.7%
5,524	Teradyne, Inc.	319,895
	Software & Services - 8.3%
4,233	Booz Allen Hamilton Holding Corporation	300,628
5,090	CSG Systems International, Inc. +	263,051
		563,679
	Transportation - 4.0%
4,183	Alaska Air Group, Inc.	271,519
	TOTAL COMMON STOCKS (Cost $5,715,787)	5,818,400

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 14.9%
1,016,817	U.S. Bank Money Market Deposit Account, 1.83%	1,016,817
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,016,817)	1,016,817

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%
167,714	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	167,714
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $167,714)	167,714

	TOTAL INVESTMENTS - 102.7% (Cost $6,900,318)	7,002,931
	Liabilities in Excess of Other Assets - (2.7)%	(185,710)
	NET ASSETS - 100.0%	$6,817,221

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $164,392.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Rising Income 1000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.1%
	Banks - 13.9%
74,358	Bank of America Corporation +	$2,169,023
77,702	Citizens Financial Group, Inc.	2,748,320
91,242	Huntington Bancshares, Inc. +	1,302,023
122,517	Regions Financial Corporation	1,938,219
		8,157,585
	Capital Goods - 8.8%
24,322	Allegion plc +	2,520,975
10,391	EnPro Industries, Inc.	713,342
11,500	Franklin Electric Company, Inc. +	549,815
8,701	Illinois Tool Works, Inc. +	1,361,620
		5,145,752
	Commercial & Professional Services - 2.5%
69,694	Nielsen Holdings plc +	1,480,998
	Consumer Durables & Apparel - 2.7%
16,916	NIKE, Inc. - Class B	1,588,751
	Diversified Financials - 2.2%
5,175	S&P Global, Inc.	1,267,771
	Food, Beverage & Tobacco - 5.0%
33,944	Tyson Foods, Inc. - Class A	2,923,936
	Household & Personal Products - 4.6%
6,216	Estee Lauder Companies, Inc. - Class A	1,236,673
11,956	Procter & Gamble Company +	1,487,087
		2,723,760
	Insurance - 6.3%
56,502	Fidelity National Financial, Inc.	2,509,254
7,948	Travelers Companies, Inc.	1,181,788
		3,691,042
	Media & Entertainment - 4.4%
48,264	Activision Blizzard, Inc.	2,554,131
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
32,894	AbbVie, Inc. +	2,490,733
14,171	Merck & Company, Inc.	1,192,915
		3,683,648
	Retailing - 6.7%
23,129	Ross Stores, Inc.	2,540,721
12,720	Target Corporation	1,359,895
		3,900,616
	Semiconductors & Semiconductor Equipment - 8.6%
22,697	Applied Materials, Inc. +	1,132,580
39,061	Maxim Integrated Products, Inc. +	2,262,023
12,539	Texas Instruments, Inc.	1,620,540
		5,015,143
	Software & Services - 17.2%
8,062	Accenture plc - Class A	1,550,726
5,744	Intuit, Inc.	1,527,559
34,191	MAXIMUS, Inc.	2,641,596
7,361	Microsoft Corporation +	1,023,400
26,624	Oracle Corporation +	1,465,119
7,025	PayPal Holdings, Inc. ^	727,720
6,630	Visa, Inc. - Class A +	1,140,426
		10,076,546
	Technology Hardware & Equipment - 9.1%
46,933	Benchmark Electronics, Inc.	1,363,873
22,522	CDW Corporation	2,775,612
23,786	Cisco Systems, Inc.	1,175,266
		5,314,751
	Transportation - 0.8%
2,774	Union Pacific Corporation	449,333
	TOTAL COMMON STOCKS (Cost $56,463,515)	57,973,763

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.9%
500,111	U.S. Bank Money Market Deposit Account, 1.83%	500,111
	TOTAL SHORT-TERM INVESTMENTS (Cost $500,111)	500,111

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.4%
13,111,481	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	13,111,481
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,111,481)	13,111,481

	TOTAL INVESTMENTS - 122.4% (Cost $70,075,107)	71,585,355
	Liabilities in Excess of Other Assets - (22.4)%	(13,121,854)
	NET ASSETS - 100.0%	$58,463,501

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $12,879,554.
^	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Value 1000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.9%
	Banks - 2.6%
93,208	Regions Financial Corporation	$1,474,551
	Capital Goods - 7.3%
16,664	EnPro Industries, Inc.	1,143,984
5,657	Illinois Tool Works, Inc.	885,264
7,350	W.W. Grainger, Inc. +	2,184,052
		4,213,300
	Commercial & Professional Services - 2.6%
69,854	Nielsen Holdings plc	1,484,397
	Consumer Durables & Apparel - 2.8%
17,101	NIKE, Inc. - Class B +	1,606,126
	Diversified Financials - 16.4%
6,625	Ameriprise Financial, Inc. +	974,537
26,450	Capital One Financial Corporation +	2,406,421
27,634	Discover Financial Services	2,240,841
25,781	Northern Trust Corporation	2,405,883
5,859	S&P Global, Inc.	1,435,338
		9,463,020
	Health Care Equipment & Services - 4.0%
15,669	Universal Health Services, Inc. - Class B	2,330,764
	Household & Personal Products - 5.8%
7,256	Estee Lauder Companies, Inc. - Class A	1,443,581
15,535	Procter & Gamble Company	1,932,243
		3,375,824
	Insurance - 1.8%
6,885	Travelers Companies, Inc. +	1,023,731
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
4,203	Amgen, Inc.	813,322
50,228	Bristol-Myers Squibb Company +	2,547,062
14,109	Merck & Company, Inc.	1,187,696
		4,548,080
	Retailing - 4.3%
22,627	Ross Stores, Inc.	2,485,576
	Semiconductors & Semiconductor Equipment - 10.3%
22,598	Applied Materials, Inc. +	1,127,640
28,173	NXP Semiconductors NV +	3,074,238
13,341	Texas Instruments, Inc.	1,724,191
		5,926,069
	Software & Services - 9.0%
6,679	Accenture plc - Class A	1,284,706
3,656	Intuit, Inc.	972,277
6,527	Microsoft Corporation +	907,449
18,681	Oracle Corporation +	1,028,015
5,744	Visa, Inc. - Class A +	988,025
		5,180,472
	Technology Hardware & Equipment - 7.0%
45,646	Benchmark Electronics, Inc. +	1,326,473
6,620	CDW Corporation	815,849
23,549	Cisco Systems, Inc.	1,163,556
7,924	TE Connectivity, Ltd.	738,358
		4,044,236
	Telecommunication Services - 4.3%
40,987	Verizon Communications, Inc. +	2,473,975
	Transportation - 11.8%
32,059	CH Robinson Worldwide, Inc. +	2,717,962
37,021	Expeditors International of Washington, Inc.	2,750,290
35,352	Matson, Inc.	1,326,054
		6,794,306
	TOTAL COMMON STOCKS (Cost $55,592,015)	56,424,427

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.7%
426,929	U.S. Bank Money Market Deposit Account, 1.83%	426,929
	TOTAL SHORT-TERM INVESTMENTS (Cost $426,929)	426,929

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.9%
14,944,739	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	14,944,739
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,944,739)	14,944,739

	TOTAL INVESTMENTS - 124.5% (Cost $70,963,683)	71,796,095
	Liabilities in Excess of Other Assets - (24.5)%	(14,130,573)
	NET ASSETS - 100.0%	$57,665,522

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $14,782,074.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Yield 1000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.9%
	Automobiles & Components - 4.7%
420,512	Ford Motor Company	$3,851,890
	Banks - 13.0%
69,677	BB&T Corporation +	3,718,661
248,921	Huntington Bancshares, Inc. +	3,552,103
23,950	PNC Financial Services Group, Inc.	3,356,832
		10,627,596
	Capital Goods - 8.6%
31,230	EnPro Industries, Inc.	2,143,939
7,926	Illinois Tool Works, Inc.	1,240,340
9,502	Lockheed Martin Corporation	3,706,350
		7,090,629
	Commercial & Professional Services - 2.0%
75,452	Nielsen Holdings plc	1,603,355
	Consumer Durables & Apparel - 2.9%
25,284	NIKE, Inc. - Class B +	2,374,673
	Consumer Services - 2.4%
46,000	Brinker International, Inc.	1,962,820
	Diversified Financials - 0.9%
3,085	S&P Global, Inc.	755,763
	Food, Beverage & Tobacco - 1.6%
27,294	Campbell Soup Company +	1,280,635
	Health Care Equipment & Services - 4.7%
82,269	Cardinal Health, Inc. +	3,882,274
	Household & Personal Products - 3.0%
5,178	Estee Lauder Companies, Inc. - Class A	1,030,163
11,215	Procter & Gamble Company +	1,394,922
		2,425,085
	Insurance - 7.8%
30,378	Fidelity National Financial, Inc.	1,349,087
67,207	Principal Financial Group, Inc. +	3,840,208
8,338	Travelers Companies, Inc.	1,239,777
		6,429,072
	Materials - 1.9%
40,000	Greif, Inc. - Class A	1,515,600
	Media & Entertainment - 3.9%
41,093	Omnicom Group, Inc. +	3,217,582
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
29,495	Merck & Company, Inc.	2,482,889
	Retailing - 9.7%
32,393	eBay, Inc.	1,262,679
24,565	Ross Stores, Inc.	2,698,465
37,517	Target Corporation	4,010,943
		7,972,087
	Semiconductors & Semiconductor Equipment - 8.6%
31,918	Applied Materials, Inc. +	1,592,708
41,645	QUALCOMM, Inc. +	3,176,681
17,760	Texas Instruments, Inc.	2,295,302
		7,064,691
	Software & Services - 11.3%
7,293	Accenture plc - Class A	1,402,808
26,360	International Business Machines Corporation +	3,833,271
5,888	Intuit, Inc.	1,565,855
23,660	Oracle Corporation +	1,302,010
6,956	Visa, Inc. - Class A +	1,196,502
		9,300,446
	Technology Hardware & Equipment - 2.0%
33,269	Cisco Systems, Inc.	1,643,821
	Telecommunication Services - 4.6%
62,740	Verizon Communications, Inc. +	3,786,987
	Transportation - 1.3%
28,000	Matson, Inc.	1,050,280
	TOTAL COMMON STOCKS (Cost $78,722,220)	80,318,175

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.8%
669,072	U.S. Bank Money Market Deposit Account, 1.83%	669,072
	TOTAL SHORT-TERM INVESTMENTS (Cost $669,072)	669,072

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.5%
25,826,103	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	25,826,103
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,826,103)	25,826,103

	TOTAL INVESTMENTS - 130.2% (Cost $105,217,395)	106,813,350
	Liabilities in Excess of Other Assets - (30.2)%	(24,803,343)
	NET ASSETS - 100.0%	$82,010,007

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $25,256,755.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Quality 1000 ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 92.6%
	Banks - 1.7%
42,300	CVB Financial Corporation +	$882,801
	Capital Goods - 3.0%
5,827	CSW Industrials, Inc.	402,238
7,551	Illinois Tool Works, Inc. +	1,181,656
		1,583,894
	Consumer Durables & Apparel - 7.9%
20,200	Hasbro, Inc. +	2,397,538
19,089	NIKE, Inc. - Class B	1,792,839
		4,190,377
	Diversified Financials - 11.4%
30,426	LPL Financial Holdings, Inc.	2,491,889
190,094	Navient Corporation	2,433,203
4,826	S&P Global, Inc.	1,182,274
		6,107,366
	Food & Staples Retailing - 2.0%
13,433	Sysco Corporation +	1,066,580
	Food, Beverage & Tobacco - 9.7%
54,889	Campbell Soup Company +	2,575,392
59,926	Hormel Foods Corporation	2,620,564
		5,195,956
	Household & Personal Products - 6.6%
8,069	Estee Lauder Companies, Inc. - Class A	1,605,328
15,414	Procter & Gamble Company +	1,917,193
		3,522,521
	Insurance - 6.8%
39,727	National General Holdings Corporation	914,516
24,913	Progressive Corporation	1,924,529
5,481	Travelers Companies, Inc.	814,970
		3,654,015
	Materials - 4.4%
4,313	Sherwin-Williams Company	2,371,589
	Media & Entertainment - 4.2%
28,468	Omnicom Group, Inc. +	2,229,045
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
5,495	Amgen, Inc.	1,063,337
9,505	Merck & Company, Inc.	800,131
		1,863,468
	Retailing - 7.6%
7,454	Home Depot, Inc.	1,729,477
21,042	Ross Stores, Inc.	2,311,464
		4,040,941
	Semiconductors & Semiconductor Equipment - 5.6%
20,839	Applied Materials, Inc.	1,039,866
14,879	Texas Instruments, Inc.	1,922,962
		2,962,828
	Software & Services - 12.9%
5,735	Accenture plc - Class A	1,103,127
5,942	Intuit, Inc.	1,580,215
16,875	Microsoft Corporation +	2,346,131
19,888	Oracle Corporation +	1,094,437
4,572	Visa, Inc. - Class A +	786,430
		6,910,340
	Technology Hardware & Equipment - 5.3%
18,459	CDW Corporation	2,274,887
10,934	Cisco Systems, Inc.	540,249
		2,815,136
	TOTAL COMMON STOCKS (Cost $48,616,912)	49,396,857

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.7%
394,856	U.S. Bank Money Market Deposit Account, 1.83%	394,856
	TOTAL SHORT-TERM INVESTMENTS (Cost $394,856)	394,856

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.1%
8,573,905	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	8,573,905
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,573,905)	8,573,905

	TOTAL INVESTMENTS - 109.4% (Cost $57,585,673)	58,365,618
	Liabilities in Excess of Other Assets - (9.4)%	(4,996,851)
	NET ASSETS - 100.0%	$53,368,767

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $8,418,362.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global Income ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 98.9%
68,854	iShares 7-10 Year Treasury Bond ETF +	$7,744,009
880,840	iShares Broad USD High Yield Corporate Bond ETF	36,070,398
120,598	SPDR Bloomberg Barclays High Yield Bond ETF +	13,113,827
81,895	Vanguard Intermediate-Term Treasury ETF	5,459,940
90,606	Vanguard Long-Term Corporate Bond ETF	9,163,891
719,015	Xtrackers USD High Yield Corporate Bond ETF +	36,008,271
	TOTAL EXCHANGE TRADED FUNDS (Cost $107,073,499)	107,560,336

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 1.3%
1,374,188	U.S. Bank Money Market Deposit Account, 1.83%	1,374,188
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,374,188)	1,374,188

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.0%
21,809,939	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	21,809,939
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,809,939)	21,809,939

	TOTAL INVESTMENTS - 120.2% (Cost $130,257,626)	130,744,463
	Liabilities in Excess of Other Assets - (20.2)%	(21,944,331)
	NET ASSETS - 100.0%	$108,800,132

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $21,347,364.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Power FactorTM High Dividend ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Automobiles & Components - 5.9%
449,663	Ford Motor Company	$4,118,913
37,032	Harley-Davidson, Inc. +	1,332,041
		5,450,954
	Banks - 8.2%
40,988	Boston Private Financial Holdings, Inc.	477,715
82,097	FNB Corporation	946,578
32,893	Hope Bancorp, Inc.	471,686
88,735	Huntington Bancshares, Inc.	1,266,249
67,307	KeyCorp	1,200,757
170,904	New York Community Bancorp, Inc.	2,144,845
31,751	PacWest Bancorp	1,153,831
		7,661,661
	Commercial & Professional Services - 0.6%
31,890	Covanta Holding Corporation	551,378
	Consumer Durables & Apparel - 1.6%
56,414	Tapestry, Inc.	1,469,585
	Consumer Services - 1.1%
42,009	H&R Block, Inc.	992,253
	Diversified Financials - 4.7%
21,588	Artisan Partners Asset Management, Inc. - Class A	609,645
88,136	Invesco, Ltd.	1,493,024
63,908	Navient Corporation	818,022
47,514	Virtu Financial, Inc. - Class A +	777,329
38,136	Waddell & Reed Financial, Inc. - Class A +	655,176
		4,353,196
	Energy - 7.5%
18,240	CVR Energy, Inc.	803,107
5,564	Exxon Mobil Corporation +	392,874
55,268	Plains GP Holdings LP - Class A	1,173,339
54,236	Valero Energy Corporation	4,623,077
		6,992,397
	Food, Beverage & Tobacco - 9.6%
89,001	Altria Group, Inc.	3,640,141
48,552	B&G Foods, Inc. +	918,119
22,219	General Mills, Inc.	1,224,711
48,746	Kellogg Company +	3,136,805
		8,919,776
	Insurance - 1.1%
11,672	Prudential Financial, Inc.	1,049,896
	Materials - 12.7%
127,519	Chemours Company	1,905,134
15,261	Greif, Inc. - Class A	578,239
73,906	International Paper Company	3,090,749
38,164	LyondellBasell Industries N.V. - Class A	3,414,533
77,758	Westrock Company	2,834,279
		11,822,934
	Media & Entertainment - 3.0%
106,573	AMC Entertainment Holdings, Inc. - Class A +	1,140,331
55,936	Interpublic Group of Companies, Inc.	1,205,980
51,379	New Media Investment Group, Inc. +	452,649
		2,798,960
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
67,599	AbbVie, Inc.	5,118,596
	Real Estate - 1.6%
216,954	Realogy Holdings Corporation +	1,449,253

	Retailing - 13.4%
39,304	Abercrombie & Fitch Company - Class A	613,142
19,572	Big Lots, Inc. +	479,514
181,793	Chico's FAS, Inc. +	732,626
42,408	Kohl's Corporation +	2,105,981
117,207	Macy's, Inc.	1,821,397
107,922	Nordstrom, Inc. +	3,633,734
299,745	Office Depot, Inc. +	526,053
38,931	PetMed Express, Inc. +	701,537
106,075	Gap, Inc.	1,841,462
		12,455,446
	Software & Services - 6.1%
30,214	International Business Machines Corporation	4,393,720
57,715	Western Union Company +	1,337,257
		5,730,977
	Technology Hardware & Equipment - 5.5%
95,228	Seagate Technology plc	5,122,314
	Telecommunication Services - 10.8%
139,427	AT&T, Inc.	5,275,918
79,017	Verizon Communications, Inc.	4,769,466
		10,045,384
	TOTAL COMMON STOCKS (Cost $94,771,303)	91,984,960

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.9%
825,367	U.S. Bank Money Market Deposit Account, 1.83%	825,367
	TOTAL SHORT-TERM INVESTMENTS (Cost $825,367)	825,367

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.8%
19,327,592	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	19,327,592
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,327,592)	19,327,592

	TOTAL INVESTMENTS - 120.6% (Cost $114,924,262)	112,137,919
	Liabilities in Excess of Other Assets - (20.6)%	(19,143,445)
	NET ASSETS - 100.0%	$92,994,474

+	All or portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $18,756,999.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Trend Switch US 3000 Total Return ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.0%
382,626	iShares Broad USD High Yield Corporate Bond ETF	$15,668,535
51,471	SPDR Bloomberg Barclays High Yield Bond ETF +	5,596,957
312,405	Xtrackers USD High Yield Corporate Bond ETF +	15,645,242
	TOTAL EXCHANGE TRADED FUNDS (Cost $36,794,508)	36,910,734

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 1.0%
358,374	U.S. Bank Money Market Deposit Account, 1.83%	358,374
	TOTAL SHORT-TERM INVESTMENTS (Cost $358,374)	358,374

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.0%
3,715,150	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	3,715,150
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,715,150)	3,715,150

	TOTAL INVESTMENTS - 110.0% (Cost $40,868,032)	40,984,258
	Liabilities in Excess of Other Assets - (10.0)%	(3,730,041)
	NET ASSETS - 100.0%	$37,254,217

+	All or portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $3,633,460.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Trend Switch US Total Return ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.4%
252,623	iShares Broad USD High Yield Corporate Bond ETF	$10,344,912
33,968	SPDR Bloomberg Barclays High Yield Bond ETF	3,693,680
206,213	Xtrackers USD High Yield Corporate Bond ETF +	10,327,147
	TOTAL EXCHANGE TRADED FUNDS (Cost $24,289,015)	24,365,739

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.6%
136,901	U.S. Bank Money Market Deposit Account, 1.83%	136,901
	TOTAL SHORT-TERM INVESTMENTS (Cost $136,901)	136,901

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.3%
6,681,770	Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (a)*	6,681,770
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,681,770)	6,681,770

	TOTAL INVESTMENTS - 127.3% (Cost $31,107,686)	31,184,410
	Liabilities in Excess of Other Assets - (27.3)%	(6,689,034)
	NET ASSETS - 100.0%	$24,495,376

+	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $6,529,230.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments
September 30, 2019
(Unaudited)

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following twelve separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Rising Income 2000 ETF
WBI BullBear Value 2000 ETF
WBI BullBear Yield 2000 ETF
WBI BullBear Quality 2000 ETF
WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 1000 ETF
WBI BullBear Yield 1000 ETF
WBI BullBear Quality 1000 ETF
WBI BullBear Global Income ETF
WBI Power Factor™ High Dividend ETF
WBI BullBear Trend Switch US 3000 Total Return ETF
WBI BullBear Trend Switch US Total Return ETF

Each Fund is classified as a diversified portfolio.

On July 31, 2019, the Board of Trustees of Absolute Shares Trust approved the reorganization of each Acquired Fund into the Acquiring Fund as identified in the table below. Each Acquiring Fund's name will change as identified in the table below, effective October 25, 2019.

Acquired Fund	Acquiring Fund (New Name)	Acquiring Fund (Current Name)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Value 1000 ETF
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Yield 1000 ETF
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL)	WBI BullBear Quality 1000 ETF

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investment in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments.  The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Schedule of Investments
September 30, 2019
(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

WBI BullBear Rising Income 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,964,841	$-	$-	$5,964,841
Short-Term Investments	-	881,223	-	881,223
Investments Purchased with Proceeds from Securities Lending	-	682,924	-	682,924
Total Investments in Securities, at value	$5,964,841	$1,564,147	$-	$7,528,988

WBI BullBear Value 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,103,431	$-	$-	$6,103,431
Short-Term Investments	-	1,824,094	-	1,824,094
Investments Purchased with Proceeds from Securities Lending	-	1,386,915	-	1,386,915
Total Investments in Securities, at value	$6,103,431	$3,211,009	$-	$9,314,440

WBI BullBear Yield 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,441,937	$-	$-	$8,441,937
Short-Term Investments	-	1,530,751	-	1,530,751
Investments Purchased with Proceeds from Securities Lending	-	2,211,229	-	2,211,229
Total Investments in Securities, at value	$8,441,937	$3,741,980	$-	$12,183,917

WBI BullBear Quality 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,818,400	$-	$-	$5,818,400
Short-Term Investments	-	1,016,817	-	1,016,817
Investments Purchased with Proceeds from Securities Lending	-	167,714	-	167,714
Total Investments in Securities, at value	$5,818,400	$1,184,531	$-	$7,002,931

WBI BullBear Rising Income 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$57,973,763	$-	$-	$57,973,763
Short-Term Investments	-	500,111	-	500,111
Investments Purchased with Proceeds from Securities Lending	-	13,111,481	-	13,111,481
Total Investments in Securities, at value	$57,973,763	$13,611,592	$-	$71,585,355

WBI BullBear Value 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,424,427	$-	$-	$56,424,427
Short-Term Investments	-	426,929	-	426,929
Investments Purchased with Proceeds from Securities Lending	-	14,944,739	-	14,944,739
Total Investments in Securities, at value	$56,424,427	$15,371,668	$-	$71,796,095

WBI BullBear Yield 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,318,175	$-	$-	$80,318,175
Short-Term Investments	-	669,072	-	669,072
Investments Purchased with Proceeds from Securities Lending	-	25,826,103	-	25,826,103
Total Investments in Securities, at value	$80,318,175	$26,495,175	$-	$106,813,350

WBI Bullbear Quality 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,396,857	$-	$-	$49,396,857
Short-Term Investments	-	394,856	-	394,856
Investments Purchased with Proceeds from Securities Lending	-	8,573,905	-	8,573,905
Total Investments in Securities, at value	$49,396,857	$8,968,761	$-	$58,365,618

WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$107,560,336	$-	$-	$107,560,336
Short-Term Investments	-	1,374,188	-	1,374,188
Investments Purchased with Proceeds from Securities Lending	-	21,809,939	-	21,809,939
Total Investments in Securities, at value	$107,560,336	$23,184,127	$-	$130,744,463

WBI Power FactorTM High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$91,984,960	$-	$-	$91,984,960
Short-Term Investments	-	825,367	-	825,367
Investments Purchased with Proceeds from Securities Lending	-	19,327,592	-	19,327,592
Total Investments in Securities, at value	$91,984,960	$20,152,959	$-	$112,137,919

Notes to Schedule of Investments
September 30, 2019
(Unaudited)

WBI BullBear Trend Switch US 3000 Total Return ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,910,734	$-	$-	$36,910,734
Short-Term Investments	-	358,374	-	358,374
Investments Purchased with Proceeds from Securities Lending	-	3,715,150	-	3,715,150
Total Investments in Securities, at value	$36,910,734	$4,073,524	$-	$40,984,258

WBI BullBear Trend Switch US Total Return ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,365,739	$-	$-	$24,365,739
Short-Term Investments	-	136,901	-	136,901
Investments Purchased with Proceeds from Securities Lending	-	6,681,770	-	6,681,770
Total Investments in Securities, at value	$24,365,739	$6,818,671	$-	$31,184,410
^See Schedules of Investments for breakout of investments by industry group classification.

During the period ended September 30, 2019, the Funds did not recognize any transfers to or from Level 3.

Notes to Schedule of Investments
September 30, 2019
(Unaudited)

B. Securities Lending:
The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S.Bank N.A. (“the Custodian” and "Securities Lending Agent"). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2019 the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of September 30, 2019 the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI BullBear Rising Income 2000 ETF	$670,510	$682,924
WBI BullBear Value 2000 ETF	1,361,801	1,386,915
WBI BullBear Yield 2000 ETF	2,177,644	2,211,229
WBI BullBear Quality 2000 ETF	164,392	167,714
WBI BullBear Rising Income 1000 ETF	12,879,554	13,111,481
WBI BullBear Value 1000 ETF	14,782,074	14,944,739
WBI BullBear Yield 1000 ETF	25,256,755	25,826,103
WBI BullBear Quality 1000 ETF	8,418,362	8,573,905
WBI BullBear Global Income ETF	21,347,364	21,809,939
WBI Power Factor™ High Dividend ETF	18,756,999	19,327,592
WBI BullBear Trend Switch US 3000 Total Return ETF	3,633,460	3,715,150
WBI BullBear Trend Switch US Total Return ETF	6,529,230	6,681,770
* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity.

C. Tax Information:
The cost basis of investments for federal income tax purposes as of September 30, 2019 was as follows+:

WBI BullBear Rising Income 2000 ETF
Cost of investments	$7,289,818
Gross unrealized appreciation	290,441
Gross unrealized depreciation	(51,271)
Net unrealized appreciation	$239,170

WBI BullBear Value 2000 ETF
Cost of investments	$9,192,271
Gross unrealized appreciation	176,737
Gross unrealized depreciation	(54,568)
Net unrealized appreciation	$122,169

WBI BullBear Yield 2000 ETF
Cost of investments	$12,110,722
Gross unrealized appreciation	191,502
Gross unrealized depreciation	(118,307)
Net unrealized appreciation	$73,195

Notes to Schedule of Investments
September 30, 2019
(Unaudited)

WBI BullBear Quality 2000 ETF
Cost of investments	$6,900,318
Gross unrealized appreciation	154,619
Gross unrealized depreciation	(52,006)
Net unrealized appreciation	$102,613

WBI BullBear Rising Income 1000 ETF
Cost of investments	$70,075,107
Gross unrealized appreciation	2,058,600
Gross unrealized depreciation	(548,352)
Net unrealized appreciation	$1,510,248

WBI BullBear Value 1000 ETF
Cost of investments	$70,963,683
Gross unrealized appreciation	1,418,179
Gross unrealized depreciation	(585,767)
Net unrealized appreciation	$832,412

WBI BullBear Yield 1000 ETF
Cost of investments	$105,217,395
Gross unrealized appreciation	2,544,276
Gross unrealized depreciation	(948,321)
Net unrealized appreciation	$1,595,955

WBI BullBear Quality 1000 ETF
Cost of investments	$57,585,673
Gross unrealized appreciation	1,312,310
Gross unrealized depreciation	(532,365)
Net unrealized appreciation	$779,945

WBI BullBear Global Income ETF
Cost of investments	$130,257,626
Gross unrealized appreciation	580,179
Gross unrealized depreciation	(93,342)
Net unrealized appreciation	$486,837

WBI Power Factor™ High Dividend ETF
Cost of investments	$114,924,262
Gross unrealized appreciation	4,156,017
Gross unrealized depreciation	(6,942,360)
Net unrealized appreciation	$(2,786,343)

WBI BullBear Trend Switch US 3000 Total Return ETF
Cost of investments	$40,868,032
Gross unrealized appreciation	116,226
Gross unrealized depreciation	-
Net unrealized appreciation	$116,226

WBI BullBear Trend Switch US Total Return ETF
Cost of investments	$31,107,686
Gross unrealized appreciation	76,724
Gross unrealized depreciation	-
Net unrealized appreciation	$76,724
+Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Notes to Schedule of Investments
September 30, 2019
(Unaudited)

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain principal risks encountered by the Funds. The shares of the Funds are referred to herein as "Fund Shares" or "Shares."

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product ("ETP") in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk —Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds' holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

  By (Signature and Title)  /s/ Don Schreiber, Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date   November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Don Schreiber, Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date  November 27, 2019

By (Signature and Title)*  /s/ Tracey Crespo
Tracey Crespo, Treasurer and Principal Financial Officer

Date  November 27, 2019

* Print the name and title of each signing officer under his or her signature.